Statements of Cash Flows	1 Months Ended
Nov. 24, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,051)
Changes in operating assets and liabilities:
Accrued expenses	1,051
Net cash used in operating activities
Cash Flows from Financing Activities:
Proceeds from promissory note - related party
Proceeds from initial shareholder	25,000
Net cash provided by financing activities	25,000
Net Change in Cash	25,000
Cash - Beginning
Cash - Ending	25,000
Supplemental non-cash disclosure:
Deferred offering cost included in accrued expenses	24,410
Deferred offering cost paid by Sponsor	$ 5,000